Mezzanine Equity	12 Months Ended
Dec. 31, 2022
Temporary Equity [Line Items]
Mezzanine Equity
20.
MEZZANINE EQUITY

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)

Balance as of January 1	1,056,237	1,468,029	212,844
Accretion of mezzanine equity	411,792	137,610	19,952
Balance as of December 31	1,468,029	1,605,639	232,796

Pursuant to the agreement that was entered into between the Company and TTP (Note 19), after the second closing and conversion of CB, the Company held 51.00% of TTP’s equity interest on as-converted basis.

As of December 31, 2021 and 2022, TTP had issued 142,196,089 and 142,196,089 preferred shares, respectively, to certain shareholders (including 80,340,268 shares held by one subsidiary of the Company and eliminated in consolidated financial statements), which could be converted into ordinary shares or redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of TTP. Therefore, these preferred shares were accounted for as convertible redeemable noncontrolling interests.